SCHEDULE OF ISSUED SHARE CAPITAL (Details) - Ordinary shares [member] - HKD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Issued and fully paid, number of shares		12,875,000	10,000,000
Ordinary shares with par value		10,000,000
Issued and fully paid, amount	$ 100,425	$ 78,000	$ 78,000
Issue of shares	2,875,000		2,875,000
Issue of shares			$ 22,425